GL Macro Performance Fund
FUND SUMMARY
Investment Objective:
The Fund seeks total return with less volatility than the broad equity or fixed income markets.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	GL Macro Performance Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GL Macro Performance Fund
Management Fees	[1]	1.00%
Distribution and Service (12b-1) Fees		0.25%
Total Other Expenses		13.18%
Other Expenses		12.41%
Interest Expense		0.77%
Acquired Fund Fees and Expenses	[2]	0.17%
Total Annual Fund Operating Expenses		14.60%
Fee Waiver	[3]	(11.91%)
Total Annual Fund Operating Expenses After Fee Waiver		2.69%
[1]	The management fees above assume the adviser's base fee. Actual fees may be higher or lower depending on Fund performance. The advisory fee is a fulcrum fee with a base or fulcrum of 1.00% and can range from 0.00% to 2.00% depending on the effect of performance fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.75% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GL Macro Performance Fund	272	2,980	5,192	9,112

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 685% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objective by using its “macro” strategy to invest long or short primarily among the following asset classes:

• equity securities

• fixed income securities

• foreign currencies

• commodity-related instruments

• options, futures and forward contracts

The Fund defines equity securities as common stocks, preferred stocks and securities convertible into common stock as well as foreign securities that are substantially similar to the preceding.  The Fund invests without restriction as to equity issuer capitalization, country or currency.  The Fund defines fixed income securities as bill, notes, bonds, loans, loan participations, asset-backed securities (“ABS”), residential mortgage-backed securities (“MBS”), commercial mortgage-backed securities (“CMBS”), as well as any other instrument that is an evidence of indebtedness.  The Fund invests in fixed income securities without restriction as to issuer type, country, credit quality or instrument maturity or currency.  The adviser may use equity and fixed income exchange-traded funds (“ETFs”) to execute investments in these asset classes.  The adviser uses futures contracts as hedging vehicles or as substitutes for an underling asset; and uses options as substitutes for asset classes, as hedging vehicles or to generate additional returns.  The adviser executes commodity investments primarily through futures contracts, ETFs and exchange-traded notes (“ETNs”).

The macro strategy seeks returns by investing long in asset classes that are expected to increase in value and short in asset classes that are expected to decline in value based upon global economic trends, capital flows, central bank and government actions.  When the adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments.  The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).  The adviser anticipates the income portion of total return will be earned from both interest and dividends, while each asset class will contribute the capital appreciation element of total return.  The adviser attempts to control volatility risk through diversification among asset classes and instruments as well as through hedging market or sector price risks, when it believes market conditions are unfavorable.

The adviser sells a long position in a security or derivative position if a price target has been reached, an issuer’s or asset’s fundamentals or price outlook has deteriorated, or to shift assets into instruments with higher expected returns.  The adviser covers (buys back) short positions in a security or derivative if a price target has been reached, fundamentals have improved, or more attractive short positions are available or it believes short-related hedging is no longer attractive.  The adviser may engage in frequent buying and selling of securities and derivatives in seeking to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly or indirectly through its investments:

• ABS, MBS, and CMBS Risk: ABS, MBS, and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

• Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. The credit rating of securities may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

• ETF and ETN Risk: ETFs and ETNs are subject to expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and ETNs. ETFs are subject to specific risks, depending on the investment strategy of the fund and ETNs are subject to default risk.

• Foreign Currency Risk: Currency trading and hedging risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Futures and Forwards Risk: Futures and forwards expose the Fund to leverage risk and may not be effective hedging vehicles or substitutes for underlying assets because of correlation and tracking risk. Forward contract counterparties may default on obligations to the Fund.

• High-Yield Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Leverage Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The adviser’s dependence on its investment philosophies and strategies and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the security markets may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Option Risk: Long option positions may expire worthless. Written option positions expose the Fund to significant losses and potentially unlimited losses, in the case of unhedged written call options.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially large in a short position transaction.

• Small and Medium Capitalization Risk: The value of small or medium capitalization company equities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.glcapitalfunds.com or by calling 1-855-754-7930.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	6/30/13	1.56%
Worst Quarter:	12/31/13	(7.97)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns	Label	One Year	Since Inception	Inception Date
GL Macro Performance Fund	Return before taxes	(8.39%)	(8.32%)	Dec. 28, 2012
GL Macro Performance Fund Return after taxes on distributions		(9.28%)	(9.21%)
GL Macro Performance Fund Return after taxes on distributions and sale of Fund shares		(4.70%)	(6.71%)
GL Macro Performance Fund S&P 500 TR (reflects no deduction for fees, expenses or taxes)		32.39%	34.31%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.